SUPPLEMENTARY CASH FLOW INFORMATION - Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes from financing cash flows
Debt	$ 1,857.7	$ 1,592.4
Accrued interest	0.6	0.8
Total	1,858.3	1,593.2
Debt issued	460.0	730.0	[1]
Repayment of term loan and notes payable (Note 27)	(486.5)	(460.9)	[1]
Interest paid	(80.1)	(103.8)	[1]
Interest expense	75.6	72.7
Capitalized interest	8.3	11.3
Debt, Other	(72.5)	(3.8)
Interest, Other	(3.8)	19.6
Other	(76.3)	15.8
Debt	1,758.7	1,857.7
Accrued interest	0.6	0.6
Total	$ 1,759.3	$ 1,858.3

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.